Cover	Aug. 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2024
Entity File Number	001-41558
Entity Registrant Name	Permex Petroleum Corporation
Entity Central Index Key	0001922639
Entity Tax Identification Number	98-1384682
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1700 Post Oak Boulevard
Entity Address, Address Line Two	2 Blvd Place Suite 600
Entity Address, Address Line Three	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(469)
Local Phone Number	804-1306
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false